Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Capital Leased Assets

Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2016	2015
Capital leases	$1,277	$1,046
Less accumulated amortization	(524)	(318)

Total	$753	$728

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Operating Leases

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2016, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2017	$366	$2,822
2018	272	2,583
2019	149	2,304
2020	111	1,927
2021	62	1,515
Thereafter	79	6,724

Total minimum rental commitments	1,039	$17,875

Less interest and executory costs	89

Present value of minimum lease payments	950
Less current installments	335

Long-term obligation at December 31, 2016	$615

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Capital Leases

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2016, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2017	$366	$2,822
2018	272	2,583
2019	149	2,304
2020	111	1,927
2021	62	1,515
Thereafter	79	6,724

Total minimum rental commitments	1,039	$17,875

Less interest and executory costs	89

Present value of minimum lease payments	950
Less current installments	335

Long-term obligation at December 31, 2016	$615